Quarterly Report
May 31, 2025
MFS®  Global Real Estate Fund
GRE-Q3

Portfolio of Investments
5/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Construction – 12.4%
American Homes 4 Rent LP, REIT	1,436,068	$54,355,174
Equity Lifestyle Properties, Inc., REIT	837,729	53,254,432
Essex Property Trust, Inc., REIT	224,533	63,744,919
Mid-America Apartment Communities, Inc., REIT	385,557	60,397,504
Sun Communities, Inc., REIT	415,885	51,336,844
		$283,088,873
Forest & Paper Products – 1.8%
Weyerhaeuser Co., REIT	1,598,761	$41,423,898
Gaming & Lodging – 2.0%
Ryman Hospitality Properties, Inc., REIT	313,104	$30,405,529
Sunstone Hotel Investors Inc., REIT	1,733,428	15,531,515
		$45,937,044
Medical & Health Technology & Services – 4.7%
Healthcare Realty Trust Inc., REIT	2,405,400	$34,878,300
Ventas, Inc., REIT	1,137,528	73,120,300
		$107,998,600
Printing & Publishing – 1.5%
Lamar Advertising Co., REIT	287,893	$34,702,622
Real Estate – 42.6%
Big Yellow Group PLC, REIT	2,543,076	$34,127,062
Canadian Apartment Properties, REIT	1,216,028	39,661,466
Charter Hall Group, REIT	2,268,183	26,565,820
Derwent London PLC, REIT	954,177	25,365,081
DigitalBridge Group, Inc., REIT	706,034	7,808,736
Federal Realty Investment Trust, REIT	543,036	51,849,077
Goodman Group, REIT	4,388,682	93,128,831
Grainger PLC	12,000,137	35,974,639
Japan Metropolitan Fund Investment Corp., REIT	41,760	28,614,865
KDX Realty Investment Corp., REIT	20,107	21,169,790
Kimco Realty Corp., REIT	2,826,339	60,087,967
Link REIT	10,104,500	53,417,090
Mitsui Fudosan Co. Ltd.	8,147,000	78,267,769
National Storage, REIT	15,719,289	23,446,449
NNN REIT, Inc.	1,032,022	43,097,239
Parkway Real Estate LLC, REIT	4,866,067	15,355,606
Scentre Group Ltd., REIT	17,301,898	40,930,780
SEGRO PLC, REIT	3,852,809	36,181,826
Shaftesbury Capital PLC, REIT	14,046,651	27,839,773
Shurgard Self Storage Ltd., REIT	1,042,555	42,438,126
Simon Property Group, Inc., REIT	422,864	68,956,432
Star Asia Investment Corp., REIT	33,845	13,242,110
Unibail-Rodamco-Westfield, REIT	431,556	40,896,260
Unite Group PLC, REIT	963,916	11,182,079
Vonovia SE, REIT	1,633,132	53,460,620
		$973,065,493
Real Estate - Office – 4.3%
BXP, Inc., REIT	635,782	$42,807,202
Douglas Emmett, Inc., REIT	1,043,384	14,847,354
Highwoods Properties, Inc., REIT	1,395,464	41,445,281
		$99,099,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – 14.2%
Americold Realty Trust, Inc.	1,558,965	$25,832,050
Extra Space Storage, Inc., REIT	479,616	72,493,958
Prologis, Inc., REIT	1,631,605	177,192,303
Rexford Industrial Realty, Inc., REIT	1,363,748	48,058,480
		$323,576,791
Telecom - Infrastructure – 14.3%
American Tower Corp., REIT	106,039	$22,761,271
Cellnex Telecom S.A.	1,098,025	42,040,498
Digital Realty Trust, Inc., REIT	524,450	89,953,664
Equinix, Inc., REIT	141,753	125,992,902
Helios Towers PLC (a)	14,195,701	22,913,629
SBA Communications Corp., REIT	98,094	22,747,018
		$326,408,982
Total Common Stocks		$2,235,302,140
Mutual Funds (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	53,385,828	$53,385,829

Other Assets, Less Liabilities – (0.2)%		(3,702,783)
Net Assets – 100.0%		$2,284,985,186
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $53,385,829 and $2,235,302,140, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,429,081,971	$—	$—	$1,429,081,971
United Kingdom	193,584,089	—	—	193,584,089
Australia	160,625,431	23,446,449	—	184,071,880
Japan	41,856,975	99,437,559	—	141,294,534
Germany	53,460,620	—	—	53,460,620
Hong Kong	—	53,417,090	—	53,417,090
Belgium	42,438,126	—	—	42,438,126
Spain	42,040,498	—	—	42,040,498
France	40,896,260	—	—	40,896,260
Other Countries	55,017,072	—	—	55,017,072
Investment Companies	53,385,829	—	—	53,385,829
Total	$2,112,386,871	$176,301,098	$—	$2,288,687,969
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$28,562,169	$360,366,947	$335,525,912	$(8,492)	$(8,883)	$53,385,829
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,574,071	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2025, are as follows:
United States	64.8%
United Kingdom	8.5%
Australia	8.0%
Japan	6.2%
Germany	2.3%
Hong Kong	2.3%
Belgium	1.9%
Spain	1.8%
France	1.8%
Other Countries	2.4%
4